Accounts receivable from card issuers - Summary of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade receivables [line items]
Beginning balance	R$ 80,418	R$ 32,463
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	94,093	73,510
Reversal, allowance account for credit losses of financial assets	(13,181)	(3,876)
Ending balance	108,434	80,418
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Beginning balance	15,103	12,765
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	22,818	8,820
Reversal, allowance account for credit losses of financial assets	(15,158)	(6,482)
Ending balance	R$ 22,763	R$ 15,103